UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              --------------------------------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Leiter
          -----------

Title:    Secretary, Foundation Advisers, Inc.
          ------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Tina Leiter                       Charlottesville, VA     May 14, 2003
---------------                       -------------------     --------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               6
                                                --

Form 13F Information Table Entry Total:         73
                                                --

Form 13F Information Table Value Total:    $22,186,847.30
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, L.P. - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Actuate Corp.          COM       00508B102   $569,906.71   410,300.00                   X
Angiotech
 Pharmaceuticals, Inc. COM       034918102    $31,632.96     1,588.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102    $94,752.00    14,400.00                   X
ArthoCare Corp.        COM       043136100   $860,430.00    69,000.00                   X
Cal Dive
 International Inc.    COM       127914109   $277,354.00    15,400.00                   X
Canadian Superior
 Energy, Inc.          COM       136644101   $224,679.00   246,900.00                   X
Carbon Energy Corp.    COM       141106104   $127,330.00    10,700.00                   X
Centra Software, Inc.  COM       15234X103   $162,835.00   112,300.00                   X
Chordiant
 Software, Inc.        COM       170404107    $43,845.00    39,500.00                   X
ClickAction, Inc.      PREF      18681E990         $0.00    59,400.00                   X
ClickAction, Inc.      WARRANTS  18681E9W9         $0.01       600.00                   X
Conductus, Inc.        WARRANTS  206784993         $0.00    20,000.00                   X
Corio, Inc.            COM       218875102    $29,953.00    38,900.00                   X
Curon Medical, Inc.    COM       231292103    $23,850.00    31,800.00                   X
Denbury
 Resources, Inc.       COM       247916208   $647,634.00    59,800.00                   X
Digital Insight Corp.  COM       25385P106 $1,033,695.00    74,100.00                   X
Digital River, Inc.    COM       25388B104   $654,382.00    47,800.00                   X
Docent, Inc.           COM       25608L502   $276,487.39   112,852.00                   X
Dyax Corp.             COM       26746E103     $9,222.00     5,300.00                   X
E-LOAN, Inc.           COM       26861P107   $820,601.00   319,300.00                   X
Exponent, Inc.         COM       30214U102   $353,735.00    26,900.00                   X
Geerlings &
 Wade, Inc.            COM       368473104   $105,085.50    66,300.00                   X
Genaissance
 Pharmaceuticals, Inc. COM       36867W105    $27,580.00    19,700.00                   X
Genencor
 International Inc.    COM       368709101   $349,160.00    34,400.00                   X
Kirkland's, Inc.       COM       497498105   $375,000.00    30,000.00                   X
Latitude
 Communications, Inc.  COM       518292107   $117,735.00    83,500.00                   X
Marimba, Inc.          COM       56781Q109   $100,650.00    67,100.00                   X
Mercator
 Software, Inc.        COM       587587106    $81,066.00    45,800.00                   X
Nexprise, Inc.         COM       65333Q202   $114,212.00    28,553.00                   X
North American
 Palladium Ltd.        COM       656912102    $85,250.00    34,100.00                   X
North American
 Scientific, Inc.      COM       65715D100    $61,398.00     8,100.00                   X
North Coast
 Energy, Inc.          COM       658649702    $39,970.00     7,000.00                   X
Pacific Rim
 Mining Corp.          COM       694915984    $11,550.00    35,000.00                   X
Patina Oil and
 Gas Corp.             COM       703224105   $690,900.00    21,000.00                   X
Peets Coffee &
 Tea, Inc.             COM       705560100   $157,510.00     9,500.00                   X
PetroQuest
 Energy, Inc.          COM       716748108   $272,555.00   180,500.00                   X
Pharmacyclics, Inc.    COM       716933106    $32,495.00     9,700.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102    $80,760.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101     $2,839.00    66,800.00                   X
Restoration
 Hardware, Inc.        COM       760981100   $329,563.00   131,300.00                   X
Secure Computing Corp. COM       813705100   $238,550.00    65,000.00                   X
SeeBeyond
 Technology Corp.      COM       815704101   $258,964.00   128,200.00                   X
Selectica, Inc.        COM       816288104   $799,680.00   272,000.00                   X
Superconductor
 Technologies, Inc.    COM       867931107    $46,838.23    55,760.00                   X
Superior Energy
 Services, Inc.        COM       868157108   $529,245.00    61,900.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101   $110,346.00    69,400.00                   X
Tumbleweed
 Communications Corp.  COM       899690101   $609,654.00   472,600.00                   X
Ultra Petroleum Corp.  COM       903914109   $874,170.00    99,000.00                   X
ValiCert, Inc.         COM       91915Q105    $39,621.00    84,300.00                   X
W-H Energy
 Services, Inc.        COM       92925E108   $508,464.00    29,700.00                   X
Webex
 Communications, Inc.  COM       94767L109   $524,745.00    50,700.00                   X
Websense, Inc.         COM       947684106   $690,430.00    47,000.00                   X
Alcoa, Inc.            COM       013817101   $308,142.00    15,900.00                   X
American Express Co.   COM       025816109   $423,584.00    11,200.00                   X
Bank of America Corp.  COM       060505104   $375,144.00     8,800.00                   X
ChevronTexaco Corp.    COM       166764100   $374,290.50    34,500.00                   X
Chubb Corp.            COM       171232101   $402,570.00    14,200.00                   X
CSX Corp.              COM       126408103   $329,530.00    15,500.00                   X
Deere & Co.            COM       244199105   $347,685.00    19,500.00                   X
Healthcare Co. (The)   COM       404119109   $366,900.00    10,000.00                   X
Intel Corp.            COM       458140100   $339,014.00    16,900.00                   X
International Business
 Machines Corp.        COM       459200101   $345,092.00     4,400.00                   X
J.P. Morgan
 Chase & Co.           COM       46625H100   $368,160.00     9,600.00                   X
Limited, Inc.          COM       532716107   $410,553.00    31,900.00                   X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $421,872.00    10,200.00                   X
Mellon Financial Corp. COM       58551A108   $373,612.00    13,100.00                   X
Morgan Stanley
 Dean Witter & Co.     COM       617446448   $336,682.00    14,200.00                   X
Newell
 Rubbermaid, Inc.      COM       651229106   $332,300.00    10,000.00                   X
Oracle Corp.           COM       68389X105   $394,365.00     6,100.00                   X
Public Service Enterprise
 Group, Inc.           COM       744573106   $401,040.00     6,000.00                   X
SBC
Communications, Inc.   COM       78387G103   $330,484.00    20,300.00                   X
Schering-Plough Corp.  COM       806605101   $365,118.00     9,300.00                   X
Wyeth Corp.            COM       983024100   $332,400.00     7,500.00                   X


                                          $22,186,847.30



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Actuate Corp.                             X
Angiotech
 Pharmaceuticals, Inc.                    X
Arena
 Pharmaceuticals, Inc.                    X
ArthoCare Corp.                           X
Cal Dive
 International Inc.                       X
Canadian Superior
 Energy, Inc.                             X
Carbon Energy Corp.                       X
Centra Software, Inc.                     X
Chordiant Software, Inc.                  X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
Conductus, Inc.                           X
Corio, Inc.                               X
Curon Medical, Inc.                       X
Denbury
 Resources, Inc.                          X
Digital Insight Corp.                     X
Digital River, Inc.                       X
Docent, Inc.                              X
Dyax Corp.                                X
E-LOAN, Inc.                              X
Exponent, Inc.                            X
Geerlings &
 Wade, Inc.                               X
Genaissance
 Pharmaceuticals, Inc.                    X
Genencor
 International, Inc.                      X
Kirkland's, Inc.                          X
Latitude
 Communications, Inc.                     X
Marimba, Inc.                             X
Mercator
 Software, Inc.                           X
Nexprise, Inc.                            X
North American
 Palladium Ltd.                           X
North American
 Scientific, Inc.                         X
North Coast
 Engery, Inc.                             X
Pacific Rim
 Mining Corp.                             X
Patina Oil &
 Gas Corp.                                X
Peets Coffee &
 Tea, Inc.                                X
PetroQuest
 Energy, Inc.                             X
Pharmacyclics, Inc.                       X
PharmChem
 Laboratories, Inc.                       X
Preview Systems, Inc.                     X
Restoration
 Hardware, Inc.                           X
Secure Computing Corp.                    X
SeeBeyond
 Technology Corp.                         X
Selectica, Inc.                           X
Superconductor
 Technologies, Inc.                       X
Superior Energy
 Services, Inc.                           X
Titan
 Pharmaceuticals, Inc.                    X
Tumbleweed
 Communications Corp.                     X
Ultra Petroleum Corp.                     X
ValiCert, Inc.                            X
W-H Energy
 Services, Inc.                           X
Webex
 Communications,Inc.                      X
Websense, Inc.                            X
Alcoa, Inc.                               X
American Express co.                      X
Bank of America Corp.                     X
ChevronTexaco Corp.                       X
Chubb Corp.                               X
CSX Corp.                                 X
Deere & Co.                               X
Healthcare Co. (The)                      X
Intel Corp.                               X
International Business
 Machines Corp.                           X
J.P. Morgan
 Chase & Co.                              X
Limited, Inc.                             X
Marsh & McLennan
 Companies, Inc.                          X
Mellon Financial Corp.                    X
Morgan Stanley Dean
 Witter & Co.                             X
Newell Rubbermaid, Inc.                   X
Oracle Corp.                              X
Public Service Enterprise
 Group, Inc.                              X
SBC Communications, Inc.                  X
Schering-Plough Corp.                     X
Wyeth Corp.                               X

